Contributed Equity	6 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Contributed Equity

Note 22 Contributed Equity

(a)
Share capital

	December 31,	June 30,	December 31,	June 30,
	2022	2022	2022	2022
	Number of shares	Number of shares	Amount (USD)	Amount (USD)
Ordinary shares
Fully paid	486,774,622	485,951,369	$338,108,198	$338,011,842

(b)
Ordinary share capital

Date	Details	Note	Number of Shares	Issue Price (AUD)	Amount (USD)
July 1, 2021	Balance		404,601,384		$175,775,600
Sept 30, 2021	Placement shares	(d)	77,962,578	$2.67	149,984,585
Dec 14, 2021	Exercise of performance rights	(c)	1,291,851	—	—
Feb 1, 2022	KORE Power Consideration Shares	(g)	1,974,723	$8.87	12,376,659
Mar 8, 2022	Exercise of options	(e)	33,333	$0.50	12,182
May 31, 2022	Exercise of performance rights	(c)	87,500	—	—
	Share issue costs		—		(137,184)
June 30, 2022	Balance		485,951,369		$338,011,842
July 7, 2022	Exercise of options	(e)	150,000	$0.90	92,097
	Exercise of share rights	(f)	302,539	$—	—
July 8, 2022	Exercise of options	(e)	20,000	$0.90	12,283
August 5, 2022	Exercise of performance rights	(c)	255,996	$—	—
December 22, 2022	Exercise of performance rights	(c)	94,718	$—	—
	Share issue costs				(8,024)
December 31, 2022	Balance		486,774,622		$338,108,198

(c)
Exercise of performance rights

On December 14, 2021, 1,291,851 ordinary shares were issued on the exercise of vested performance rights. Of these, 599,851 were issued to Key Management Personnel (Robert Natter 200,000; Anthony Bellas 200,000; Nick Liveris 107,851; Chris Burns 92,000) following shareholder approval at the Annual General Meeting held on November 30, 2021. 600,000 were issued to Philip St Baker (a related party of Director Trevor St Baker), and 92,000 were issued to employees of the Group.

On May 31, 2022, 87,500 ordinary shares were issued to Key Management Personnel and other employees on the exercise of 87,500 vested performance rights.

On August 5, 2022, 255,996 ordinary shares were issued to non-KMP employees on the exercise of vested performance rights.

On December 22, 2022, 94,718 ordinary shares were issued to non-KMP employees on the exercise of vested performance rights.

(d)
Placement shares

On September 30, 2021, 77,962,578 ordinary shares were issued to Phillips 66 for a purchase price of USD$150 million, which converted to AUD$2.67 per share.

(e)
Exercise of options

On March 8, 2022, 33,333 options were exercised at AUD $0.50 per share.

On July 7, 2022, 150,000 options were exercised at AUD$0.90 per share.

On July 8, 2022, 20,000 options were exercised at AUD$0.90 per share

(f) Exercise of share rights

On July 7, 2022, 302,539 ordinary shares were issued to Directors on the vesting of share rights (See Note 27 – Share-based Payments).

(g) KORE Power Consideration Shares

On January 31, 2022, NOVONIX Limited entered into a Securities Purchase Agreement with KORE Power, Inc. (“KORE Power”) a US based developer of battery cell technology for the clean energy industry, under which NOVONIX Limited acquired 3,333,333 shares of KORE Power Common Stock, representing approximately 5% of the common equity of KORE Power. The consideration for the shares in KORE Power totaled $25 million and was settled through a combination of 50% cash and 50% through the issue of 1,974,723 ordinary shares in NOVONIX Limited (See Note 15 - Financial Assets at Fair Value Through Profit or Loss).

Institutional placement

On March 3, 2021, the Company issued 39,700,000 ordinary fully paid shares to institutional investors at AUD $2.90 per share.

Director placement

On May 11, 2021, 5,672,414 ordinary shares were issued to directors or their nominees raising AUD $16.45 million. 4,137,931 of these ordinary shares were issued to Trevor St Baker’s nominees at AUD$2.90 per share, 1,034,483 of these ordinary shares were issued to Andrew Liveris’ nominees at AUD$2.90 per share, 431,034 of these ordinary shares were issued to Robert Natter at AUD$2.90 per share and 68,966 of these ordinary shares were issued to Robert Cooper at AUD$2.90 per share.

Share issue expenses

During the twelve months ended June 30, 2021, the Company had cash outflows for share issue expenses of $5,891,148, of which $4,888,224 related to the twelve months ended June 30, 2021, $1,002,924 related to the capital raising completed in June 2020 and the balance related to deferred share issuance costs.

Capital Management

The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders, benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

The capital structure of the Group includes equity attributable to equity holders, comprising of issued capital, reserves and accumulated losses. In order to maintain or adjust the capital structure, the Company may issue new shares, sell assets to reduce debt or adjust the level of activities undertaken by the company.

The Group monitors capital on the basis of cash flow requirements for operational, and exploration and evaluation expenditure. The Group will continue to use capital market issues to satisfy anticipated funding requirements.

The Group has no externally imposed capital requirements. The Group’s strategy for capital risk management is unchanged from prior years.